Goodwill (Tables)	12 Months Ended
Mar. 31, 2017
Business Combination, Goodwill [Abstract]
Schedule of Goodwill

The entire goodwill was fully impaired since March 31, 2014. Details of the goodwill are as follows:

Acquisitions	March 31,
	2016	2017
Electronic division	$393	$393
Metallic division	317	—
Foreign exchange differences	(1)	(1)
Impairment – electronic division	(392)	(392)
Impairment – metallic division	(317)	—
	$—	$—